Label	Element	Value
BlueStar TA-BIGITech Israel Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001467831_SupplementTextBlock
BlueStar TA-BIGITech Israel Technology ETF (ITEQ)

a series of ETF Managers Trust

September 26, 2017

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
 each dated January 31, 2017, as previously supplemented

Effective immediately, the BlueStar TA-BIGITech Israel Technology ETF (the “Fund”) has transferred its primary listing to the NYSE Arca, Inc. and is no longer listed on The NASDAQ Stock Market, LLC. All references in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to The NASDAQ Stock Market, LLC are hereby changed to the NYSE Arca, Inc.

Please retain this Supplement with your Summary Prospectus, Prospectus, and
 Statement of Additional Information for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	BlueStar TA-BIGITech Israel Technology ETF